Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Other Receivables
Schedule of other current receivables

As at December 31:	2020	2019
Royalty receivables	$10,108	$—
Interest receivables	185	145
Contract assets under contracts with customers	106	—
Loans and current accounts* (net of allowance of $nil and $16 as of December 31, 2020 and 2019, respectively)	21,620	828
Indemnification asset*	6,756	6,362
Other	743	769
	$39,518	$8,104

*   The Group had various amounts owing from an affiliate controlled by our Chairman (see Note 26).

Schedule of movement of contract assets under contracts with customers

	2020	2019
Balance, beginning of the year	$—	$295
A change in the time frame for a right to consideration to become unconditional	106	(295)
Balance, end of the year	$106	$—